Contingent Transactions - Summary of Contingent Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Less: Allowance for ECL	$ (353,085)	$ (35,018)
Contingent transactions, total	224,707,297	147,752,444
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	221,916,659	143,727,073
Guarantees granted [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	2,271,180	1,936,233
Overdraft and unused agreed commitments [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	872,543	782,793
Letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total		1,341,363
Gross carrying amount [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 225,060,382	$ 147,787,462